As filed with the Securities and Exchange Commission on February 9, 2017

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 445	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 447	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

    It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (March 10, 2017) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

    If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 445 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 89, which was filed with the Securities and Exchange Commission on June 17, 2014. This Post-Effective Amendment No. 445 is filed solely for the purpose of designating March 10, 2017 as the new effective date of Post-Effective Amendment No. 89, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 115 to the Trust’s Registration Statement, as filed August 29, 2014, Post-Effective Amendment No. 128 to the Trust’s Registration Statement, as filed September 25, 2014, Post-Effective Amendment No. 139 to the Trust’s Registration Statement, as filed October 23, 2014, Post-Effective Amendment No. 151 to the Trust’s Registration Statement, as filed November 20, 2014, Post-Effective Amendment No. 161 to the Trust’s Registration Statement, as filed December 18, 2014, Post-Effective Amendment No. 171 to the Trust’s Registration Statement, as filed January 15, 2015, Post-Effective Amendment No. 181 to the Trust’s Registration Statement, as filed February 12, 2015, Post-Effective Amendment No. 191 to the Trust’s Registration Statement, as filed March 12, 2015, Post-Effective Amendment No. 201 to the Trust’s Registration Statement, as filed April 9, 2015, Post-Effective Amendment No. 211 to the Trust’s Registration Statement, as filed May 7, 2015, Post-Effective Amendment No. 221 to the Trust’s Registration Statement, as filed June 4, 2015, Post-Effective Amendment No. 231 to the Trust’s Registration Statement, as filed July 2, 2015, Post-Effective Amendment No. 241 to the Trust’s Registration Statement, as filed July 30, 2015, Post-Effective Amendment No. 251 to the Trust’s Registration Statement, as filed August 27, 2015, Post-Effective Amendment No. 261 to the Trust’s Registration Statement, as filed September 24, 2015, Post-Effective Amendment No. 271 to the Trust’s Registration Statement, as filed October 22, 2015, Post-Effective Amendment No. 283 to the Trust’s Registration Statement, as filed November 19, 2015, Post-Effective Amendment No. 293 to the Trust’s Registration Statement, as filed December 17, 2015, Post-Effective Amendment No. 303 to the Trust’s Registration Statement, as filed January 14, 2016, Post-Effective Amendment No. 313 to the Trust’s Registration Statement, as filed February 11, 2016, Post-Effective Amendment No. 323 to the Trust’s Registration Statement, as filed March 10, 2016, Post-Effective Amendment No. 333 to the Trust’s Registration Statement, as filed April 7, 2016, Post-Effective Amendment No. 343 to the Trust’s Registration Statement, as filed May 5, 2016, Post-Effective Amendment No. 353 to the Trust’s Registration Statement, as filed June 2, 2016, Post-Effective Amendment No. 363 to the Trust’s Registration Statement, as filed June 30, 2016, Post-Effective Amendment No. 373 to the Trust’s Registration Statement, as filed July 28, 2016, Post-Effective Amendment No. 383 to the Trust’s Registration Statement, as filed August 25, 2016, Post-Effective Amendment No. 393 to the Trust’s Registration Statement, as filed September 22, 2016, Post-Effective Amendment No. 403 to the Trust’s Registration Statement, as filed October 20, 2016, Post-Effective Amendment No. 415 to the Trust’s Registration Statement, as filed November 17, 2016, Post-Effective Amendment No. 425 to the Trust’s Registration Statement, as filed December 15, 2016, and Post-Effective Amendment No. 435 to the Trust’s Registration Statement, as filed January 12, 2017. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 445 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 9th day of February, 2017.

PIMCO ETF TRUST
(Registrant)

By:
Peter G. Strelow*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
	Trustee	February 9, 2017
Brent R. Harris*
	Trustee	February 9, 2017
Douglas M. Hodge*
	Trustee	February 9, 2017
George E. Borst*
	Trustee	February 9, 2017
E. Philip Cannon*
	Trustee	February 9, 2017
Jennifer H. Dunbar*
	Trustee	February 9, 2017
Gary F. Kennedy*
	Trustee	February 9, 2017
Peter B. McCarthy*
	Trustee	February 9, 2017
Ronald C. Parker*
	President (Principal Executive Officer)	February 9, 2017
Peter G. Strelow*
	Treasurer (Principal Financial and Accounting Officer)	February 9, 2017
Trent W. Walker*

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 347 to the Registration Statement on May 19, 2016, and incorporated by reference herein.